Operating risks (Details Textual) (HKD) In Thousands, unless otherwise specified	8 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Apr. 30, 2012	Apr. 30, 2011
Concentration Risk [Line Items]
Concentration Risk, Supplier	23.3	29.0		27.4	27.5
Concentration Risk Accounts Payable		12.8%	13.9%	21.7%
Concentration Risk Accounts Receivable		34.4%	66.7%	65.3%
Provision for Doubtful Accounts	0	0		0	0
Customers One [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	13.70%	6.80%		18.70%	23.40%
Customers Two [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	36.40%	44.40%		35.60%	33.30%